Investments Hybrid Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Hybrid Securities [Line Items]
Hybrid securities	$ 244.7	$ 142.9
State and local government obligations
Hybrid Securities [Line Items]
Hybrid securities	3.6	6.1
Corporate debt securities
Hybrid Securities [Line Items]
Hybrid securities	158.9	99.8
Other asset-backed securities
Hybrid Securities [Line Items]
Hybrid securities	4.5	6.7
Redeemable preferred stocks
Hybrid Securities [Line Items]
Hybrid securities	$ 77.7	$ 30.3